Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

6. Income Taxes

The Company records a valuation allowance to reduce its deferred tax assets to the amount that is more likely than not to be realized. The Company has net operating loss carryforward deferred tax assets of $0.82 million as of December 31, 2025 which may be carried forward indefinitely. A full valuation allowance has been recorded on the net operating loss carryforward deferred tax assets as of December 31, 2025.